Investments	6 Months Ended
Sep. 30, 2025
Investments [Abstract]
INVESTMENTS

NOTE 9 – INVESTMENTS

On October 17, 2024, the Company, through its subsidiary TLS, entered into a cooperation agreement with a third-party company, and both parties agreed to invest ¥3.0 million (approximately $20,086) and ¥7.0 million (approximately $46,585), respectively, in CROSSING CARDS CO., LTD (“Crossing Cards”), with a core business of retail and wholesale of collectible cards. Crossing Cards was incorporated in Japan pursuant to the laws of Japan on June 18, 2024 with an initial registered capital of ¥1.0 million (approximately $6,700), and the registered capital increased to ¥11.0 million (approximately $73,200) after the investments. The Company owns 27.27% of Crossing Cards and the registered capital was fully injected in October 2024. No gain or loss was recorded for the six months ended September 30, 2025 and 2024, respectively, from the investment.

Summarized financial information of unconsolidated entity is as follows:

	September 30, 2025	March 31, 2025
Current assets	$62,060	$87,473
Noncurrent assets	$69,536	$156,615
Current liabilities	$322,051	$273,678
Noncurrent liabilities	$-	$-

	For the Six Months Ended September 30,
	2025	2024
Net sales	$1,104,245	$-
Gross profit	$42,044	$-
Loss from operations	$(278,725)	$-
Net loss	$(278,700)	$-